Intangible assets (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 42,564	$ 42,564